Business Acquisitions - Summary of Preliminary Value Allocated to Purchase Price (Parenthetical) (Details) $ / shares in Units, $ in Millions	Mar. 13, 2019 CAD ($) $ / shares shares
Disclosure Of Business Combinations [Abstract]
Contingent consideration | $	$ 2.3
Warrants to purchase common shares | shares	280,000
Exercise price of common shares | $ / shares	$ 1.81